GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2019
General and Administrative Expenses [Abstract]
General and administrative expenses

For the years ended December 31	2019	2018
Corporate administration[1]	$185	$239
Operating segment administration	27	26
Total[2]	$212	$265

[1]	Includes $18 million (2018: $63 million) related to one-time severance payments.

[2]	Includes employee costs of $131 million (2018: $156 million).